Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

July 31, 2021 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.7%
Health Care - 98.1%
4D Molecular Therapeutics, Inc.*	7,642	$190,057
89bio, Inc.*	11,442	179,182
AbCellera Biologics, Inc. (Canada)*	9,111	138,214
AC Immune SA (Switzerland)*(1)	30,187	219,761
Adaptimmune Therapeutics PLC*(2)	49,819	177,854
Adverum Biotechnologies, Inc.*	60,785	137,982
Affimed NV (Germany)*	26,757	177,934
Agenus, Inc.*(1)	43,519	225,428
Akebia Therapeutics, Inc.*	61,284	151,371
Akero Therapeutics, Inc.*(1)	7,526	161,357
Albireo Pharma, Inc.*	6,523	186,623
Aldeyra Therapeutics, Inc.*(1)	18,201	161,989
Alector, Inc.*	10,556	253,713
Aligos Therapeutics, Inc.*(1)	7,167	104,423
Allakos, Inc.*	2,462	195,877
Allogene Therapeutics, Inc.*(1)	8,817	193,533
Allovir, Inc.*(1)	9,854	188,606
ALX Oncology Holdings, Inc.*(1)	3,718	217,726
AnaptysBio, Inc.*	8,987	206,521
Annexon, Inc.*	9,515	200,386
Annovis Bio, Inc.*(1)	2,518	86,695
Applied Molecular Transport, Inc.*(1)	4,565	127,957
Applied Therapeutics, Inc.*(1)	9,247	159,141
Arcturus Therapeutics Holdings, Inc.*(1)	6,229	195,030
Arcus Biosciences, Inc.*(1)	9,111	286,177
Arcutis Biotherapeutics, Inc.*	7,692	179,454
Ardelyx, Inc.*	30,187	52,525
Arena Pharmaceuticals, Inc.*	3,350	207,231
Arrowhead Pharmaceuticals, Inc.*	2,530	175,304
Arvinas, Inc.*	2,655	268,420
Ascendis Pharma A/S (Denmark)*(2)	1,664	196,668
Atara Biotherapeutics, Inc.*	15,258	194,539
Atea Pharmaceuticals, Inc.*(1)	9,395	235,251
Athenex, Inc.*	43,604	164,387
Athira Pharma, Inc.*(1)	11,530	110,803
Atreca, Inc. Class A*(1)	21,550	118,309
Avidity Biosciences, Inc.*	8,613	166,317
Avrobio, Inc.*	23,398	172,209
Axsome Therapeutics, Inc.*	3,313	160,979
Bicycle Therapeutics PLC (United Kingdom)*(2)	7,509	237,284
BioAtla, Inc.*	5,603	229,667
Bioxcel Therapeutics, Inc.*(1)	5,831	149,215
Black Diamond Therapeutics, Inc.*	17,462	166,937
Bolt Biotherapeutics, Inc.*(1)	13,706	152,822
Bridgebio Pharma, Inc.*	3,509	187,556
C4 Therapeutics, Inc.*	5,312	229,160
Cara Therapeutics, Inc.*	15,577	186,457
Cardiff Oncology, Inc.*	27,114	144,246
Cassava Sciences, Inc.*(1)	2,951	205,183
Celldex Therapeutics, Inc.*	8,300	363,125
CEL-SCI Corp.*(1)	10,477	84,130
Cerevel Therapeutics Holdings, Inc.*(1)	16,484	406,166
ChemoCentryx, Inc.*	16,985	251,038
Chimerix, Inc.*	26,472	175,509
Chinook Therapeutics, Inc.*	13,299	173,286
Clovis Oncology, Inc.*(1)	38,303	185,003
Codexis, Inc.*(1)	10,385	219,747
Codiak Biosciences, Inc.*	8,755	151,462
Cogent Biosciences, Inc.*(1)	24,554	147,324

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Compass Pathways PLC (United Kingdom)*(2)	5,724	$203,088
Compugen Ltd. (Israel)*(1)	26,285	178,475
Cortexyme, Inc.*(1)	4,703	265,767
Crinetics Pharmaceuticals, Inc.*	11,810	212,344
CRISPR Therapeutics AG (Switzerland)*	1,737	210,212
Cue Biopharma, Inc.*	16,448	171,388
Cullinan Oncology, Inc.*(1)	7,281	166,953
CureVac NV (Germany)*(1)	2,259	111,278
Curis, Inc.*(1)	27,718	210,380
Cytokinetics, Inc.*(1)	10,237	303,834
CytomX Therapeutics, Inc.*	30,896	167,147
Denali Therapeutics, Inc.*	2,980	152,069
Dicerna Pharmaceuticals, Inc.*	5,880	220,559
Dynavax Technologies Corp.*(1)	24,799	231,623
Editas Medicine, Inc.*(1)	5,806	243,039
Essa Pharma, Inc. (Canada)*	8,233	184,172
Evelo Biosciences, Inc.*(1)	13,690	126,085
Fate Therapeutics, Inc.*	2,486	205,841
FibroGen, Inc.*(1)	8,663	112,619
Forma Therapeutics Holdings, Inc.*(1)	9,220	211,046
Forte Biosciences, Inc.*	5,512	165,140
Frequency Therapeutics, Inc.*(1)	22,391	186,517
G1 Therapeutics, Inc.*(1)	9,832	170,192
Gamida Cell Ltd. (Israel)*	34,842	179,785
Gemini Therapeutics, Inc.*(1)	19,673	80,069
Geron Corp.*	154,267	188,206
Gossamer Bio, Inc.*(1)	25,361	199,337
Gracell Biotechnologies, Inc. (China)*(2)	15,363	190,962
Gritstone bio, Inc.*	21,930	146,492
Harpoon Therapeutics, Inc.*	14,488	141,838
Homology Medicines, Inc.*(1)	30,269	192,511
Humanigen, Inc.*(1)	10,901	175,724
Ideaya Biosciences, Inc.*	10,177	249,337
IGM Biosciences, Inc.*	2,328	158,327
I-Mab (China)*(2)	3,086	240,955
Immatics NV (Germany)*	18,350	224,054
ImmunityBio, Inc.*	14,982	164,203
Immunocore Holdings PLC (United Kingdom)*(2)	5,634	184,344
ImmunoGen, Inc.*	33,943	190,420
Immunovant, Inc.*	20,827	217,850
Inhibrx, Inc.*(1)	9,153	260,494
Inovio Pharmaceuticals, Inc.*(1)	25,105	210,882
Intellia Therapeutics, Inc.*	2,542	360,583
Iovance Biotherapeutics, Inc.*	9,371	208,692
iTeos Therapeutics, Inc.*	8,134	195,460
IVERIC bio, Inc.*	36,079	311,362
Kadmon Holdings, Inc.*	54,162	203,649
KalVista Pharmaceuticals, Inc.*	7,893	158,965
Karuna Therapeutics, Inc.*	1,728	197,372
Keros Therapeutics, Inc.*	4,229	155,627
Kodiak Sciences, Inc.*(1)	2,636	221,002
Kronos Bio, Inc.*(1)	8,554	174,929
Krystal Biotech, Inc.*	3,455	201,910
Kura Oncology, Inc.*	9,572	181,294
Kymera Therapeutics, Inc.*	4,421	266,056
Legend Biotech Corp.*(2)	5,531	237,999
Lexicon Pharmaceuticals, Inc.*(1)	46,699	165,314
MacroGenics, Inc.*	10,754	268,420
Madrigal Pharmaceuticals, Inc.*	2,078	181,451

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2021 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Magenta Therapeutics, Inc.*	19,673	$140,072
Marinus Pharmaceuticals, Inc.*(1)	11,930	175,371
MEI Pharma, Inc.*(1)	68,197	184,132
MeiraGTx Holdings PLC*	14,736	206,157
Mersana Therapeutics, Inc.*	14,912	164,032
Merus NV (Netherlands)*	9,876	169,867
Mirati Therapeutics, Inc.*	1,318	210,959
Mirum Pharmaceuticals, Inc.*	12,602	182,099
Molecular Templates, Inc.*(1)	25,049	175,343
Morphic Holding, Inc.*(1)	3,442	198,328
Myovant Sciences Ltd.*(1)	10,270	210,740
NGM Biopharmaceuticals, Inc.*	11,501	234,505
Nkarta, Inc.*(1)	8,337	264,783
Novavax, Inc.*(1)	1,077	193,138
Nurix Therapeutics, Inc.*	7,570	232,702
Nuvation Bio, Inc.*(1)	19,604	169,379
Olema Pharmaceuticals, Inc.*(1)	7,479	175,607
Orchard Therapeutics PLC (United Kingdom)*(1)(2)	44,471	127,632
ORIC Pharmaceuticals, Inc.*	11,349	188,961
Paratek Pharmaceuticals, Inc.*(1)	21,447	111,524
Passage Bio, Inc.*	15,459	182,416
Phathom Pharmaceuticals, Inc.*	6,476	207,880
Pliant Therapeutics, Inc.*(1)	6,799	137,340
PMV Pharmaceuticals, Inc.*(1)	6,556	222,970
Poseida Therapeutics, Inc.*(1)	24,287	196,968
Praxis Precision Medicines, Inc.*	10,801	168,496
Precigen, Inc.*	31,729	174,192
Precision BioSciences, Inc.*	19,267	189,973
Prelude Therapeutics, Inc.*(1)	6,622	212,169
Prometheus Biosciences, Inc.*	9,519	199,613
Protagonist Therapeutics, Inc.*	5,441	268,949
Prothena Corp. PLC (Ireland)*	4,694	235,169
Provention Bio, Inc.*(1)	24,909	151,198
RAPT Therapeutics, Inc.*	5,589	171,415
Reata Pharmaceuticals, Inc. Class A*(1)	1,560	195,484
REGENXBIO, Inc.*	5,962	192,692
Relay Therapeutics, Inc.*	6,544	212,287
Relmada Therapeutics, Inc.*	7,056	183,456
Repare Therapeutics, Inc. (Canada)*	6,828	228,055
Replimune Group, Inc.*	6,452	211,174
REVOLUTION Medicines, Inc.*(1)	6,471	185,329
Rhythm Pharmaceuticals, Inc.*	10,765	186,127
Rocket Pharmaceuticals, Inc.*(1)	4,734	169,572
Rubius Therapeutics, Inc.*(1)	7,868	169,083
Sangamo Therapeutics, Inc.*	19,037	182,374
Scholar Rock Holding Corp.*	6,975	217,969
Selecta Biosciences, Inc.*	44,648	154,482
Seres Therapeutics, Inc.*	10,827	76,872
Sesen Bio, Inc.*(1)	52,632	196,317
Shattuck Labs, Inc.*	7,854	173,102
Silverback Therapeutics, Inc.*	6,701	202,906
Sorrento Therapeutics, Inc.*(1)	23,646	194,134
SpringWorks Therapeutics, Inc.*	2,774	237,732
Stoke Therapeutics, Inc.*(1)	5,786	165,653
Sutro Biopharma, Inc.*	11,644	198,297
Syndax Pharmaceuticals, Inc.*	11,835	172,554
Syros Pharmaceuticals, Inc.*(1)	37,977	175,454
Tarsus Pharmaceuticals, Inc.*	6,319	142,620

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Taysha Gene Therapies, Inc.*(1)	8,697	$150,371
TCR2 Therapeutics, Inc.*	12,379	153,995
TG Therapeutics, Inc.*(1)	5,840	204,342
Translate Bio, Inc.*(1)	10,536	291,215
Turning Point Therapeutics, Inc.*	2,880	183,802
uniQure NV (Netherlands)*	6,411	185,983
Vaxart, Inc.*(1)	25,589	183,985
Verastem, Inc.*	47,291	152,750
Viking Therapeutics, Inc.*(1)	36,791	226,265
Vir Biotechnology, Inc.*	4,912	175,113
Vor BioPharma, Inc.*(1)	10,026	125,526
WaVe Life Sciences Ltd.*	30,600	168,606
XBiotech, Inc.	13,346	216,205
Xencor, Inc.*(1)	5,992	184,434
Xenon Pharmaceuticals, Inc. (Canada)*	12,091	208,812
Zentalis Pharmaceuticals, Inc.*	3,992	212,414
ZIOPHARM Oncology, Inc.*	75,826	172,125
Zymeworks, Inc. (Canada)*	5,894	189,138
Total Health Care		36,909,778
Materials - 0.6%
Amyris, Inc.*(1)	14,284	208,261
Total Common Stocks
(Cost $45,708,162)		37,118,039
SECURITIES LENDING COLLATERAL - 15.2%
Money Market Fund - 15.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $5,713,911)	5,713,911	5,713,911
TOTAL INVESTMENTS - 113.9%
(Cost $51,422,073)		42,831,950
Liabilities in Excess of Other Assets - (13.9)%		(5,223,658)
Net Assets - 100.0%		$37,608,292

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $10,051,147; total market value of collateral held by the Fund was $10,854,795. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $5,140,884.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2021.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2021 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$37,118,039	$–	$–	$37,118,039
Money Market Fund	5,713,911	–	–	5,713,911
Total	$42,831,950	$–	$–	$42,831,950